Long-Term Debt Issuances and Retirements (Details) - USD ($) $ in Millions								9 Months Ended	12 Months Ended
	Jul. 06, 2017	Jul. 03, 2017	Apr. 15, 2017	Feb. 23, 2017	Feb. 01, 2017	Jun. 15, 2016	Apr. 15, 2016	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 05, 2017	Apr. 03, 2017	Jan. 22, 2016
Debt Instrument [Line Items]
Repayments of Long-term Debt									$ 5,925	$ 7,091	$ 6,516
Williams Partners L.P. [Member] | Variable interest Rate [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount	$ 850
Williams Partners L.P. [Member] | 6.125% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount				$ 750
Long-term debt interest rate				6.125%
Williams Partners L.P. [Member] | 3.75% Senior Unsecured Notes Due 2027 [Member]
Debt Instrument [Line Items]
Long-term debt face amount												$ 1,450
Long-term debt interest rate												3.75%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount		$ 1,400
Long-term debt interest rate		4.875%
The Williams Companies, Inc. [Member] | 4.55% Senior Unsecured Notes due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate									4.55%
The Williams Companies, Inc. [Member] | 5.75% Senior Unsecured Notes due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate									5.75%
Williams Partners L.P. [Member] | 3.9% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate									3.90%
Williams Partners L.P. [Member] | 4.9% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate									4.90%
Williams Partners L.P. [Member] | 4.3% Senior Unsecured Notes Due 2024 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate									4.30%
Williams Partners L.P. [Member] | 5.4% Senior Unsecured Notes Due 2044 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate									5.40%
Williams Partners L.P. [Member] | 4.5% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate									4.50%
Williams Partners L.P. [Member] | 5.8% Senior Unsecured Notes due 2043 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate									5.80%
Williams Partners L.P. [Member] | 3.6% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate									3.60%
Williams Partners L.P. [Member] | 4% Senior Unsecured Notes due 2025 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate									4.00%
Williams Partners L.P. [Member] | 5.1% Senior Unsecured Notes due 2045 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate									5.10%
Williams Partners L.P. [Member] | 6.125% Senior Unsecured Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate										6.125%
Williams Partners L.P. [Member] | 7.25% Senior Unsecured Notes due 2017 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount					$ 600
Long-term debt interest rate					7.25%					7.25%
Williams Partners L.P. [Member] | 3.75% Senior Unsecured Notes Due 2027 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate									3.75%
Williams Partners L.P. [Member] | 4.875% Senior Unsecured Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt interest rate										4.875%
Northwest Pipeline LLC [Member] | 7% Senior Unsecured Notes due 2016 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount						$ 175
Long-term debt interest rate						7.00%
Northwest Pipeline LLC [Member] | 4% Senior Unsecured Notes Due 2027 [Member]
Debt Instrument [Line Items]
Long-term debt face amount													$ 250
Long-term debt interest rate									4.00%				4.00%
Northwest Pipeline LLC [Member] | 5.95% Senior Unsecured Notes due 2017 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount			$ 185
Long-term debt interest rate			5.95%							5.95%
Transcontinental Gas Pipe Line Company, LLC [Member]
Debt Instrument [Line Items]
Capitalized Construction Costs									100.00%
Other Long-term Debt, Noncurrent								$ 237	$ 231	$ 0
Debt Instrument, Term								35 years
Transcontinental Gas Pipe Line Company, LLC [Member] | 7.85% Senior Unsecured Notes Due 2026 [Member]
Debt Instrument [Line Items]
Long-term debt face amount														$ 1,000
Long-term debt interest rate									7.85%					7.85%
Transcontinental Gas Pipe Line Company, LLC [Member] | 6.4% Senior Unsecured Notes due 2016 [Member]
Debt Instrument [Line Items]
Extinguishment of Debt, Amount							$ 200
Long-term debt interest rate							6.40%